Contingencies	9 Months Ended
Sep. 30, 2022
Disclosure of contingent liabilities [abstract]
Contingencies	CONTINGENCIES
In the ordinary course of business, PEMEX is named in a number of lawsuits of various types. PEMEX evaluates the merit of each claim and assesses the likely outcome. PEMEX has not recorded provisions related to ongoing legal proceedings due to the fact that an unfavorable resolution is not expected in such proceedings, with the exception of the proceeding described in further detail in this Note.
PEMEX is involved in various civil, tax, criminal, administrative, labor and commercial lawsuits and arbitration proceedings. The results of these proceedings are uncertain as of the date of these consolidated financial statements. As of September 30, 2022 and December 31, 2021, PEMEX had accrued a reserve of Ps. 9,444,409 and Ps. 11,114,006, respectively, for these contingent liabilities.
As of September 30, 2022, the current status of the principal lawsuits in which PEMEX is involved is as follows:
•On April 4, 2011, Pemex Exploration and Production was summoned before the Séptima Sala Regional Metropolitana (“Seventh Regional Metropolitan Court”) of the Tribunal Federal de Justicia Fiscal y Administrativa (“Tax and Administrative Federal Court”) in connection with an administrative claim (No. 4957/11-17-07-1) filed by EMS Energy Services de México, S. de R.L. de C.V. and Energy Maintenance Services Group I. LLC requesting that Pemex Exploration and Production’s termination of the public works contract be declared null and void. In a concurrent proceeding, the plaintiffs also filed an administrative claim (No. 13620/15-17-06) against Pemex Exploration and Production before the Sexta Sala Regional Metropolitana (“Sixth Regional Metropolitan Court”) of the Tax and Administrative Federal Court in Mexico City seeking damages totaling U.S.$193,713 related to the above-mentioned contract. Pemex Exploration and Production filed a response requesting the two administrative claims be joined in a single proceeding, which was granted. On April 30, 2019, a judgment was issued by the Segunda Seccion de la Sala Superior (“Second Section of the Superior Court”) in favor of Pemex Exploration and Production. On June 25, 2019, the plaintiffs filed an amparo (constitutional challenge) (D.A. 397/2019) before the Tercer Tribunal Colegiado en Materia Administrativa del Primer Circuito (“Third Administrative Joint Court of the First Circuit”), which was granted.
On March 12, 2020, Pemex Exploration and Production filed a motion to review against the resolution granting this amparo before the Third Administrative Joint Court of the First Circuit. On October 1, 2020, the Third Administrative Joint Court of the First Circuit declared the resolution null and void and no amount was granted in favor of the plaintiffs. On February 24, 2022, an amparo (350/2020) was granted in favor of EMS Energy Services de México, S. de R.L. On March 17, 2022, a motion was filed to draw the resolution by the Suprema Corte de Justicia de la Nación (Supreme Court of Justice of the Nation). On June 16, 2022 a resolution was issued in connection with the amparo 350/2020 stating that the plaintiffs partially proved their requests and the resolution was declared null and void, among others. On August 1, 2022, a review motion was submitted and admitted (RF 574/2022) before Third Administrative Joint Court of the First Circuit. On September 13, 2022, representations were filed in connection with the amparo (D.A. 539/2022) filed by the plaintiffs before the Third Administrative Joint Court of the First Circuit. As of the date of these financial statements, a final resolution is still pending.
•On October 18, 2019, the Sala Regional Peninsular (“Regional Peninsular Court”) of the Tribunal Federal de Justicia Administrativa (“Federal Justice Administrative Court”) in Mérida, Yucatán summoned Pemex Exploration and Production in connection with a claim (91/19-16-01-9) filed by PICO México Servicios Petroleros, S. de R.L. de C.V. requesting that Pemex Exploration and Production’s termination of the public works contract (no. 428814828) be declared null and void and seeking U.S.$137,300 for expenses and related damages, among other claims. On December 12, 2019, Pemex Exploration and Production filed a response to this claim. On March 28, 2020, a notification dated February 10, 2020, was received in which the extended claim was admitted. On February 10, 2020, the expert appointed by the plaintiff was accepted. On February 18, 2020, an extension requested by the accounting expert appointed by Pemex Exploration and Production was accepted and his opinion was filed and ratified on August 11, 2020. On June 1, 2021, an independent expert was designated. On September 30, 2021, a resolution was issued, which declared that all evidence has been filed. On October 15, 2021, the parties filed their pleadings. On November 9, 2021, this stage is closed. On June 8, 2022, the Regional Peninsular Court sent the file to the Sala Superior (“Superior Court”) due to the amount involved in this claim which was denied on August 22, 2022. As of the date of these financial statements, a final resolution is still pending.
•Tech Man Group, S.A. de C.V. filed an administrative claim (7804/18-17-09-8) against Pemex Industrial Transformation seeking Ps. 2,009,598 for, among other things, payment of expenses and penalties in connection with a public works contract (CO-OF-019-4008699-11) before the Tribunal Fiscal de Justicia Administrativa (Fiscal Court of Administrative Justice). On June 25, 2019, a response was filed by Pemex Industrial Transformation as well as a motion against the admission of the claim, which was accepted. On October 2, 2019, the opinion of the accounting and construction experts submitted by the defendant was filed. On February 17, 2020, Pemex Industrial Transformation requested the Fiscal Court of Administrative Justice to appoint a new accounting expert since the previous appointed expert rejected his designation. On March 2, 2020, the independent construction expert filed his opinion. On August 7, 2020, the Novena Sala Regional Metropolitana (Ninth Regional Metropolitan Court) of the Federal Justice Court appointed an independent accounting expert, who filed his report on December 7, 2020. The parties also filed their pleadings. On March 30, 2022, the Superior Court of the Fiscal Court of Administrative Justice stated that the claim was filed untimely. On June 1, 2022, the plaintiff filed an amparo against this resolution. On July 8, 2022, a motion was filed in connection with amparo 437/2022 before the Décimo Quinto Tribunal Colegiado en materia Administrativa del Primer Circuito (Fifteenth Joint Administrative Court of the First Circuit). As of the date of these financial statements, a final resolution is still pending.
•Constructora Norberto Odebrecht, S.A. filed an administrative claim against Pemex Industrial Transformation (file No. 4742/19-17-01-7) seeking U.S.$113,582 and Ps. 14,607 in connection with a termination resolution (no. 1,757) dated January 14, 2019, and issued by Pemex Industrial Transformation, which awarded U.S.$51,454 in favor of Pemex Industrial Transformation. The claim was admitted. On November 11, 2020, Pemex Industrial Transformation filed a response to this claim. The accounting expert appointed by Pemex Industrial Transformation filed his opinion. on June 2, 2022. As of the date of these financial statements, a final resolution is still pending.
•On November 24, 2021, Pemex Industrial Transformation filed a repeal request (no. RRL2021014568) seeking that the resolutions dated October 7, 2021, issued by the Hydrocarbons Verification Manager of the Tax Administration Service be declared null and void. These resolutions established charges for Special Taxes on Production and Services, Value Added Taxes and fines among others, for an amount of Ps. 3,084,975. As of the date of these financial statements, a final resolution is still pending.
•Micro Smart Systems de México, S. de R.L. de C.V. (MSSM) filed before the Sala Regional del Golfo Norte (Regional Court of North Gulf) of the Tax and Administrative Federal Court (574/22-18-01-8) challenging a settlement statement dated February 17, 2022 related to a works contract number No. 424049831 issued by Pemex Exploration and Production and seeking U.S.$240,448. On April 5, 2022, the claim was admitted. This was notified on May 17, 2022. On July 1 4, 2022, Pemex Exploration and Production filed a response to this claim., requesting evidence from PEP, which was filed on August 8, 2022. On August 17, 2022, the Sala Regional del Golfo Norte (Regional Court of the North Gulf) admitted the evidence filed by PEP. On September 2, 2022, the Regional Court of the North Gulf denied the complaint motion filed by the plaintiff against the evidence filed. As of the date of these financial statements, a final resolution is still pending.

•On September 9, 2022, Pemex Industrial Transformation filed a revocation motion requesting a tax credit issued by the Hydrocarbons Management of the Tax Administration Service for a total amount of Ps. 5,852,222 be declared null and void in connection with the Special Taxes on Production and Services and Value Added Taxes for the 2016 fiscal year in which demands that the nullity of the contested resolution be declared plain and simple where the Administration of Hydrocarbons of the Tax Administration System - Mexico City imposed on PTRI a tax credit in the amount of Ps.5,852,222. As of the date of these financial statements, a final resolution is still pending.

•Compañía Nitrógeno de Cantarell, S.A. de C.V. (CNC) filed an arbitration proceeding before the International Court of Arbitration of the International Chamber of Commerce (25306/JPA) against Pemex Exploration and Production seeking initially U.S.$70,000 which was increased to U.S.$146,000 for nitrogen supply services performed. On August 24, 2021, a final award was issued in which Pemex Exploration and Production was required to pay to CNC: (i) U.S.$146,114 for due fixed changes as of July 12, 2021; (ii) U.S.$5,802, for accrued default interests as of July 12, 2021; (iii) U.S.$393 for fees and expenses of the Arbitration Court; and (iv) U.S.$1,500 plus the Value Added Tax for legal fees and expenses of CNC. On December 17, 2021, CNC and Pemex Exploration and Production executed a settlement agreement in which CNC accepted to reduce the amount related to expenses, among others, to be paid by Pemex Exploration and Production (U.S.$9,000) if Pemex Exploration and Production pays the principal amount (U.S.$156,237 as of December 15, 2021). On September 27, 2022, the severance was given and therefore this claim has concluded.
The results of these proceedings are uncertain until their final resolutions are issued by the appropriate authorities. PEMEX has recorded liabilities for loss contingencies when it is probable that a liability has been incurred and the amount thereof can be reasonably estimated. When a reasonable estimation could not be made, qualitative disclosure was provided in the notes to these unaudited condensed consolidated interim financial statements. PEMEX does not disclose amounts accrued for each individual claim because such disclosure could adversely affect PEMEX’s legal strategy, as well as the outcome of the related litigation.